Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Concentrations of Credit Risk [Abstract]
Concentration Risk Disclosure [Text Block]
9.	Concentrations of Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, U.S Treasury Bills, and accounts receivable. The Company estimates its maximum credit risk at the amount recorded on the balance sheet.

Management’s assessment of the Company’s credit risk for cash and cash equivalents is low as they are held in major financial institutions believed to be credit worthy or U.S. Treasury Bills with maturities of 90 days or less. The Company limits its exposure to credit loss for short-term investments by holding U.S. Treasury Bills with maturities of 1 year or less. Based on credit monitoring and history, the Company considers the risk of credit losses due to customer non-performance on accounts receivable to be low.

The Company had the following concentrations of revenues by customers, each of which accounted for more than 10% of revenues in the applicable period:

	Six Months Ended
	March 31,	March 31,
	2018	2017

Product sales and contract services revenue	72% from 2 customers	88% from 2 customers

The Company had the following concentrations of revenues by geographic areas:

	Six Months Ended
	March 31,	March 31,
	2018	2017

North America	81%	29%
Europe	19%	71%

The Company had the following concentrations of accounts receivable from its customers, each of which accounted for more than 10% in the applicable period:

March 31,
2018

Accounts receivable	67% from 2 customers

There were no customer accounts receivable at September 30, 2017.

11.	Concentrations of Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, U.S Treasury Bills, and accounts receivable. The Company estimates its maximum credit risk at the amount recorded on the balance sheet.

Management’s assessment of the Company’s credit risk for cash and cash equivalents is low as they are held in major financial institutions believed to be credit worthy or U.S. Treasury Bills with maturities of 90 days or less. The Company limits its exposure to credit loss for short-term investments by holding U.S. Treasury Bills with maturities of 1 year or less. Based on credit monitoring and history, the Company considers the risk of credit losses due to customer non-performance on accounts receivable to be low.

The Company had the following concentrations of revenues by customers, each of which accounted for more than 10% of revenues in the applicable period:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Product sales and contract services revenue	79% from 2 customers	76% from 3 customers	86% from 5 customers

The Company had the following concentrations of revenues by geographic areas:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Europe	64%	43%	53%
North America	33%	12%	9%
Asia	3%	45%	38%

The Company had the following concentrations of accounts receivable from its customers, each of which accounted for more than 10% in the applicable period:

September 30,
2016

Accounts receivable	100% from 1 customer

There were no customer accounts receivable at September 30, 2017.